Investment in associates - Acquisition of subsidiaries - Narrative (Details 1) - CLE [member] - Dipi Holding Ltda and Subsidiaries [Member] - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2025	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Transferred consideration	R$ 329,006
Percentage of ownership interest	100.00%
Cash transferred	R$ 232,886
Transferred consideration, remaining balance	96,120
Cash effect on consolidated results, net	R$ 213,086
Description of basis for determining amount of payment for contingent consideration arrangements and indemnification assets	The first installment is fixed, while the second installment constitutes an earn-out and is subject to adjustments according to the variation in EBITDA between the closing date and the respective reporting periods. If the consolidated EBITDA is lower than the basis EBITDA adjusted for the IPCA variation in the period, the sellers will receive a proportionally reduced amount. Furthermore, the second installment may be increased if the following conditions occur cumulatively: (i) the first installment is subject to a negative adjustment; (ii) the adjustment value of the second installment is positive; and (iii) the EBITDA of the first period was equal to or greater than 70% of the base EBITDA, respecting the maximum value of R$ 100 million for the total of the installments, subject to a maximum aggregate amount of R$ 100 million for both installments combined.
Fair value of identifiable assets aquired		R$ 127,867
Fair value of intangible assets aquired	R$ 71,062
Fair value of inventory aquired	36,576	2,794
Fair value of property plant and equipment aquired	91,239	54,011
Goodwill recognised as of acquisition date	236,469
Goodwill recognised as of acquisition date with allocation of valuation report		226,740
Revenue of acquiree since acquisition date		483,435
Profit (loss) of acquiree since acquisition date		47,950
Fair value of acquired receivables	R$ 18,408	18,408
Customer Relationships [member]
Disclosure of detailed information about business combination [line items]
Fair value of intangible assets aquired		57,808
Trademarks and Patents [Member]
Disclosure of detailed information about business combination [line items]
Fair value of intangible assets aquired		R$ 13,254